Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Derivative liability activity

The FV of the Company's derivative liabilities at and during the six months ended June 30, 2018 is as follows::

Derivative liability balance, December 31, 2017	$897,968
Debt Discount	320,000
Derivative liability related to debt converted into common shares	(581,878)
Change in derivative liability	461,289
Derivative liability balance, June 30, 2018	$1,097,379

Assumptions to measure fair value

The FV's at the commitment dates and re-measurement dates for the convertible debt and warrants treated as derivative liabilities are based upon the following estimates and assumptions made by management for the six months ended June 30, 2018:

Risk free rate	2.11% - 2.33%
Volatility	175% - 202%
Conversion/Exercise Price	$0.0031 - $.0149
Dividend rate	0%
Term (Years)	0.22 - 0.70